Investments in Associates and Joint Ventures - Summary of Investments Associates and Joint Ventures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	₩ 682,669	[1]		₩ 448,718
Acquisition and others	[2]	114,993			430,691
Disposal and others	[2]	(72,483)			(101,322)
Dividends	[2]	(27,684)			(46,194)
Gains(losses) on equity-method accounting	[2]	45,429			(49,341)
Other comprehensive income (loss)	[2]	31			117
Others	[2]	(20,733)
Ending		722,222	[2]	$ 559,441	682,669	[1],[2]
KB Pre IPO Secondary Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0			1,622
Acquisition and others	[2]				0
Disposal and others	[2]				(1,429)
Dividends	[2]				0
Gains(losses) on equity-method accounting	[2]				(193)
Other comprehensive income (loss)	[2]				0
Ending	[2]				0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	5,978	[3],[4]		11,789
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			(5,200)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	85			(611)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	6,063			5,978	[3]
KB Star Office Private Real Estate Master Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0			26,240
Acquisition and others	[2]				0
Disposal and others	[2]				(5,960)
Dividends	[2]				(20,280)
Gains(losses) on equity-method accounting	[2]				0
Other comprehensive income (loss)	[2]				0
Ending	[2]				0
Balhae Infrastructure Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	90,617	[4],[5]		99,785
Acquisition and others	[2]	0			0
Disposal and others	[2]	(1,079)			(9,408)
Dividends	[2],[4]	(9,582)			(16,646)
Gains(losses) on equity-method accounting	[2]	13,810			16,886
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	93,766			90,617
Hahn & Company No. 4-3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	8,188
Disposal and others	[2]	(7,253)
Dividends	[2]	0
Gains(losses) on equity-method accounting	[2]	(935)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	0			0
Incheon Bridge Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0	[4],[5]		0
Acquisition and others	[2]				0
Disposal and others	[2]				0
Dividends	[4]	0			0	[2]
Gains(losses) on equity-method accounting	[2]				0
Other comprehensive income (loss)	[2]				0
Ending	[4],[5]	0			0	[2]
Aju Good Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	19,836	[4]		22,921
Acquisition and others	[2]	0			0
Disposal and others	[2]	(7,800)			(4,200)
Dividends	[2],[4]	(3,577)			(1,200)
Gains(losses) on equity-method accounting	[2]	5,837			2,315
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	14,296			19,836
KG Capital Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	19,162			18,222
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2]	0			0
Gains(losses) on equity-method accounting	[2]	252			757
Other comprehensive income (loss)	[2]	(2)			183
Others	[2]	(19,412)
Ending	[2]	0			19,162
Big Dipper Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	60	[4]		0
Acquisition and others	[2]	0			291
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	17			(231)
Other comprehensive income (loss)	[2]	17			0
Others	[2]	0
Ending	[2],[4]	94	[5]		60
Paycoms Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	213	[4],[6]		525
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2]	0			0	[4]
Gains(losses) on equity-method accounting	[2]	(57)			(312)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	(156)
Ending	[2]	0			213	[4],[6]
Food Factory Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,399	[4],[7]		1,320
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	83			132
Other comprehensive income (loss)	[2]	1			(53)
Others	[2]	0
Ending	[2],[4],[7]	1,483			1,399
KBSP Private Equity Fund No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,892	[4],[5]		5,628
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	509			(3,736)
Other comprehensive income (loss)	[2]	93			0
Others	[2]	0
Ending	[2],[4],[5]	2,494			1,892
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	4,959	[4],[5]		4,497
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	(90)			0
Gains(losses) on equity-method accounting	[2]	748			462
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	5,617			4,959
KB Social Impact Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	4,266	[4]		4,282
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	587			(16)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	4,853			4,266
KB-Solidus Global Healthcare Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	22,432	[4]		48,898
Acquisition and others	[2]	0			0
Disposal and others	[2]	(8,710)			(19,630)
Dividends	[2],[4]	(10,920)			0
Gains(losses) on equity-method accounting	[2]	15,683			(6,836)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	18,485	[3]		22,432
POSCO-KB Shipbuilding Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	4,798	[4]		5,413
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			(950)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(60)			335
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	4,738			4,798
KB-TS Technology Venture Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	13,794	[3],[4]		16,828
Acquisition and others	[2]	0			0
Disposal and others	[2]	(672)			(4,536)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(750)			1,502
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[3],[4]	12,372			13,794
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	17,051	[4]		28,919
Acquisition and others	[2]	0			0
Disposal and others	[2]	(13,200)			(12,800)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	1,544			932
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	5,395			17,051
KB-SJ Tourism Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	3,773	[4],[5]		4,146
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			(400)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(531)			27
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	3,242			3,773
UNION Media Commerce Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	957	[4]		959
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(5)			(2)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	952			957
KB-Stonebridge Secondary Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	25,144	[4],[5]		21,948
Acquisition and others	[2]	0			4,370
Disposal and others	[2]	(6,964)			(2,210)
Dividends	[2],[4]	(396)			(2,006)
Gains(losses) on equity-method accounting	[2]	1,101			3,042
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	18,885			25,144
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	16,539	[3],[4]		4,680
Acquisition and others	[2]	0			12,246
Disposal and others	[2]	(475)			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(154)			(387)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[3],[4]	15,910			16,539
KB-UTC Inno-Tech Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	19,180	[3],[4]		20,972
Acquisition and others	[2]	0			0
Disposal and others	[2]	(2,251)			0
Dividends	[2],[4]	(3)			0
Gains(losses) on equity-method accounting	[2]	399			(1,306)
Other comprehensive income (loss)	[2]	652			(486)
Others	[2]	0
Ending	[2],[3],[4]	17,977			19,180
WJ Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	9,542	[4],[5]		9,604
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(60)			(62)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	9,482			9,542	[5]
All Together Korea Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	10,244	[4],[8]		10,070
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	297			174
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[8]	10,541			10,244
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	12,554	[4],[5]		15,254
Acquisition and others	[2]	1,800			1,320
Disposal and others	[2]	(2,234)			(4,706)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	5,690			686
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	17,810			12,554	[5]
Project Vanilla Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0			525
Acquisition and others	[2]				0
Disposal and others	[2]				(525)
Dividends	[2]				0
Gains(losses) on equity-method accounting	[2]				0
Other comprehensive income (loss)	[2]				0
Ending	[2]				0
December & Company Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	16,029	[4],[5]		21,388
Acquisition and others	[2]	0			0
Disposal and others	[2]	(14,864)			(49)
Dividends	[2]	0			0	[4]
Gains(losses) on equity-method accounting	[2]	0			(5,353)
Other comprehensive income (loss)	[2]	0			43
Others	[2]	(1,165)
Ending	[2]	0			16,029	[4],[5]
2020 KB Fintech Renaissance Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	630	[4],[5]		618
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	411			12
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	1,041			630
KB Material and Parts No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	3,321	[4],[5]		3,343
Acquisition and others	[2]	0			0
Disposal and others	[2]	0			0
Dividends	[2],[4]	(34)			(34)
Gains(losses) on equity-method accounting	[2]	13			12
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	3,300			3,321
FineKB Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	10,483	[4]		8,067
Acquisition and others	[2]	0			7,500
Disposal and others	[2]	(2,125)			(3,100)
Dividends	[2],[4]	(16)			0
Gains(losses) on equity-method accounting	[2]	(645)			(1,984)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	7,697			10,483
KB Bio Private Equity No.3 Ltd..
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0			9,950
Acquisition and others	[2]				0
Disposal and others	[2]				(3,922)
Dividends	[2]				(6,028)
Gains(losses) on equity-method accounting	[2]				0
Other comprehensive income (loss)	[2]				0
Ending	[2]				0
G Payment Joint Stock Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	9,281	[4]		9,350
Acquisition and others	[2]	0			295
Disposal and others	[2]	(79)			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(236)			(364)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	8,966			9,281
Apollo REIT PropCo LLC
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0			0
Acquisition and others	[2]				19,968
Disposal and others	[2]				(19,968)
Dividends	[2]				0
Gains(losses) on equity-method accounting	[2]				0
Other comprehensive income (loss)	[2]				0
Ending	[2]				0
KB-GeneN Medical Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,965	[4]		0
Acquisition and others	[2]	0			2,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(42)			(35)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	1,923			1,965
KB-BridgePole Venture Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	835	[4],[5]		0
Acquisition and others	[2]	0			850
Disposal and others	[2]	(714)			0
Dividends	[2],[4]	(638)			0
Gains(losses) on equity-method accounting	[2]	1,380			(15)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	863			835
KB-Kyobo New Mobility Power Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	2,826	[4]		0
Acquisition and others	[2]	0			3,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(204)			(174)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	2,622			2,826
DA-Friend New Technology Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	949	[4]		0
Acquisition and others	[2]	0			988
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(21)			(39)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	928			949
Cornerstone Pentastone Fund No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	792	[4]		0
Acquisition and others	[2]	0			818
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(17)			(26)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	775			792
SKS-VLP New Technology Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,121	[4]		0
Acquisition and others	[2]	0			1,156
Disposal and others	[2]	(1,121)			0
Dividends	[2]	0			0	[4]
Gains(losses) on equity-method accounting	[2]	0			(35)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2]	0			1,121	[4]
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0	[4]		0
Acquisition and others	[2]				46,700
Disposal and others	[2]				0
Dividends	[4]	0			0	[2]
Gains(losses) on equity-method accounting	[2]				(46,700)
Other comprehensive income (loss)	[2]				0
Ending	[4]	0			0	[2]
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,475	[4]		0
Acquisition and others	[2]	5,538			2,137
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(908)			(662)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	6,105			1,475
JS Private Equity Fund No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,664	[4]		0
Acquisition and others	[2]	0			1,700
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	198			(36)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	1,862			1,664
Mirae Asset Mobility Investment Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,979	[4]		0
Acquisition and others	[2]	0			2,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(30)			(21)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	1,949			1,979
KB-FT 1st Green Growth Investment Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,970	[4],[5]		0
Acquisition and others	[2]	0			2,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(42)			(30)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	1,928			1,970
Glenwood Credit Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	43,468	[4]		0
Acquisition and others	[2]	0			42,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	(2,428)			0
Gains(losses) on equity-method accounting	[2]	2,882			1,468
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	43,922			43,468
THE CHAEUL FUND NO.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	989	[4]		0
Acquisition and others	[2]	0			1,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(17)			(11)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	972			989
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,870	[4]		962
Acquisition and others	[2]	1,000			1,000
Disposal and others	[2]	(634)			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	162			(92)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	2,398			1,870
KB-KTB Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	16,256	[3],[4]		5,554
Acquisition and others	[2]	5,601			11,200
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(466)			(498)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[3],[4]	21,391			16,256
KB-SOLIDUS Healthcare Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	18,651	[3],[4]		1,800
Acquisition and others	[2]	22,752			18,000
Disposal and others	[2]	(12)			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(1,219)			(1,149)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[3],[4]	40,172			18,651
Paramark KB Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	10,966	[4],[5]		1,850
Acquisition and others	[2]	3,342			12,444
Disposal and others	[2]	0			(2,285)
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(663)			(1,043)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	13,645			10,966
KB Co-Investment Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	7,233	[4]		0
Acquisition and others	[2]	2,208			7,268
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(65)			(35)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	9,376			7,233
POSITIVE Sobujang Venture Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,977	[4]		0
Acquisition and others	[2]	0			2,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(12)			(23)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	1,965			1,977
History 2022 Fintech Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,981	[4]		0
Acquisition and others	[2]	0			2,000
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(43)			(19)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	1,938			1,981
PEBBLES-MW M.C.E New Technology Investment Fund 1st
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,982	[4]		0
Acquisition and others	[2]	0			2,000
Disposal and others	[2]	(1,982)			0
Dividends	[2]	0			0	[4]
Gains(losses) on equity-method accounting	[2]	0			(18)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2]	0			1,982	[4]
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	9,043	[4]		0
Acquisition and others	[2]	11,099			9,350
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(713)			(307)
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	19,429			9,043
TMAP Mobility Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	194,455	[4],[5]		0
Acquisition and others	[2]	0			200,000
Disposal and others	[2]	(19)			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(11,893)			(5,797)
Other comprehensive income (loss)	[2]	1,029			252
Others	[2]	0
Ending	[2],[4],[5]	183,572			194,455
Nextrade Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	9,700	[4],[5]		0
Acquisition and others	[2]	0			9,700
Disposal and others	[2]	0			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(475)			0
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4],[5]	9,225			9,700
Shinhan Global Mobility Fund1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,345			0
Acquisition and others	[2]				1,345
Disposal and others	[2]				0
Dividends	[2]				0
Gains(losses) on equity-method accounting	[2]				0
Other comprehensive income (loss)	[2]				0
Ending	[2]				1,345
Shinhan Global Mobility Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2],[4]	1,345
Acquisition and others	[2]	0
Disposal and others	[2]	0
Dividends	[4]	0	[2]		0
Gains(losses) on equity-method accounting	[2]	(21)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2],[4]	1,324			1,345
SKB Next Unicorn K-Battery Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,995	[4]		0
Acquisition and others	[2]	0			1,995
Disposal and others	[2]	(87)			0
Dividends	[2],[4]	0			0
Gains(losses) on equity-method accounting	[2]	(18)			0
Other comprehensive income (loss)	[2]	0			0
Others	[2]	0
Ending	[2],[4]	1,890			1,995
Lakewood-AVES Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	2,000
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(23)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,977	[4]		0
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	2,000
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(35)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,965	[3],[4]		0
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	190
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(24)
Other comprehensive income (loss)	[2]	(1)
Others	[2]	0
Ending	[2]	165	[4],[5]		0
KB-SUSUNG 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	3,000
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(47)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	2,953	[4],[5]		0
Friend 55 New Technology Business Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	1,200
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(18)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,182	[3],[4]		0
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	27,034
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(46)
Other comprehensive income (loss)	[2]	(19)
Others	[2]	0
Ending	[2]	26,969	[4]		0
DSIP-Pharos Bioenergy Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	4,000
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	12,458
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	16,458	[4]		0
Shinhan-Eco Venture Fund 2nd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	1,825
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(25)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,800	[4]		0
Leading H2O Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	1,500
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(11)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,489	[4]		0
2023 JB Newtech No.2 Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	1,800
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(14)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,786	[4]		0
U-KB Credit No.1 Private Equity
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	6,900
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(50)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	6,850	[4]		0
KB-BridgePole Venture Investment Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	1,500
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(6)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	1,494	[4],[5]		0
Sirius Silicon Valley I New Technology Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	0
Acquisition and others	[2]	500
Disposal and others	[2]	0
Dividends	[2],[4]	0
Gains(losses) on equity-method accounting	[2]	(15)
Other comprehensive income (loss)	[2]	0
Others	[2]	0
Ending	[2]	485	[4]		0
Others
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	[2]	1,048			789
Acquisition and others	[2]	16			50
Disposal and others	[2]	(208)			(44)
Dividends	[2]	0			0
Gains(losses) on equity-method accounting	[2]	1,899			75
Other comprehensive income (loss)	[2]	(1,739)			178
Others	[2]	0
Ending	[2]	₩ 1,016			₩ 1,048

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[3]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[4]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[5]	As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[6]	The ownership of Paycoms Co., Ltd. would be 21.68% as of December 31, 2022, considering the potential voting rights of convertible bonds.
[7]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2022 and 2023, respectively, considering the potential voting rights of convertible bonds.
[8]	As of December 31, 2022 and 2023, the Group participates in the investment management committee but cannot exercise control.